Interest and Finance Costs	12 Months Ended
Dec. 31, 2013
Interest And Finance Charges Disclosure [Abstract]
Interest Finance Costs [Text Block]

17.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

Year ended December 31
	2013	2012	2011
Interest on long-term debt	5,075	9,602	9,926
Interest on revolving credit facility	2,144	2,252	2,330
Amortization of debt issuance costs	1,090	466	657
Restructuring fees on acquired debt	-	-	407
Other	80	160	162
Total	8,389	12,480	13,482